Due to Factor	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Due to Factor

4.	DUE TO FACTOR

On November 1, 2010, the Company signed a one year agreement with a financial services company for the purchase and sale of accounts receivables which expired on October 31, 2011. The agreement is continuing on a month to month basis. The financial services company commenced funding during February 2011. The financial services company advances up to 80% of qualified customer invoices, less applicable discount fees, and holds the remaining 20% as a reserve until the customer pays the financial services company. The released reserves are used to fund other vendor purchases or returned to the Company. The Company is charged 3% for the first 30 days outstanding plus 1/10 of 1% daily for funds outstanding over 30 days. Uncollectable customer invoices are charged back to us. At December 31, 2012 the advances from the factor, inclusive of fees, amounted to $266,506 which was offset against due from factor of $52,728. Advances from the factor are collateralized by substantially all assets of the Company.